SUBSIDIARIES AND OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
SUBSIDIARIES AND OPERATING SEGMENTS
NOTE 32 - SUBSIDIARIES AND OPERATING SEGMENTS
The following Group’s affiliates are legal entities included in the Consolidated Financial Statements of the Group at December 31, 2019.

Entity	Country	% Group Interest	Consolidation Method
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)	Germany	100%	Full
Constellium Valais S.A. (AS&I and A&T)	Switzerland	100%	Full
AS&I
Constellium Automotive USA, LLC	U.S.	100%	Full
Constellium Engley (Changchun) Automotive Structures Co Ltd.	China	54%	Full
Constellium Extrusions Decin S.r.o.	Czech Republic	100%	Full
Constellium Extrusions Deutschland GmbH	Germany	100%	Full
Constellium Extrusions Landau GmbH	Germany	100%	Full
Constellium Extrusions Burg GmbH	Germany	100%	Full
Constellium Extrusions France S.A.S.	France	100%	Full
Constellium Extrusions Levice S.r.o.	Slovakia	100%	Full
Constellium Automotive Mexico, S. DE R.L. DE C.V.	Mexico	100%	Full

Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.	Mexico	100%	Full
Astrex Inc	Canada	50%	Full
Constellium Automotive Zilina S.r.o.	Slovakia	100%	Full
Constellium Automotive Nanjing Co Ltd	China	100%	Full
Constellium Automotive Spain SL	Spain	100%	Full
A&T
Constellium Issoire S.A.S.	France	100%	Full
Constellium Montreuil Juigné S.A.S.	France	100%	Full
Constellium China Limited	China	100%	Full
Constellium Japan KK	Japan	100%	Full
Constellium Rolled Products Ravenswood, LLC	U.S.	100%	Full
Constellium Southeast Asia PTE LTD	Singapore	100%	Full
Constellium Ussel S.A.S.	France	100%	Full
AluInfra Services SA (A)	Switzerland	50%	Full
P&ARP
Constellium Deutschland GmbH	Germany	100%	Full
Constellium Rolled Products Singen GmbH KG	Germany	100%	Full
Constellium Property and Equipment Company, LLC	U.S.	100%	Full
Constellium Neuf Brisach S.A.S.	France	100%	Full
Constellium Muscle Shoals LLC	U.S.	100%	Full
Constellium Holding Muscle Shoals LLC	U.S.	100%	Full
Constellium Muscle Shoals Funding II LLC	U.S.	100%	Full
Listerhill Total Maintenance Center LLC	U.S.	100%	Full
Constellium Metal Procurement LLC	U.S.	100%	Full
Constellium Bowling Green LLC	U.S.	100%	Full
Rhenaroll	France	50%	Equity
Holdings & Corporate
C-TEC Constellium Technology Center S.A.S.	France	100%	Full
Constellium Finance S.A.S.	France	100%	Full
Constellium France III	France	100%	Full
Constellium France Holdco S.A.S.	France	100%	Full
Constellium International	France	100%	Full
Constellium Paris S.A.S	France	100%	Full
Constellium Germany Holdco GmbH & Co. KG	Germany	100%	Full
Constellium Germany Verwaltungs GmbH	Germany	100%	Full
Constellium UK Limited	United Kingdom	100%	Full
Constellium U.S. Holdings I, LLC	U.S.	100%	Full
Constellium Switzerland AG	Switzerland	100%	Full
Constellium W S.A.S.	France	100%	Full
Constellium Treuhand UG	Germany	100%	Full
Engineered Products International S.A.S.	France	100%	Full

(A)	AluInfra Services SA, the joint venture created with Novelis in July 2018, is consolidated as a joint operation and is immaterial to the Group Consolidated Financial Statements.